Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

June 30, 2019

F45-QTLY-0819
1.833436.113

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $4,534,100)	4,540,000	4,534,540
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Series All-Sector Equity Fund (b)	32,438,904	$325,362,209
Fidelity Series Blue Chip Growth Fund (b)	37,318,922	568,740,366
Fidelity Series Commodity Strategy Fund (b)	90,020,991	423,998,869
Fidelity Series Growth Company Fund (b)	66,260,401	1,148,292,751
Fidelity Series Intrinsic Opportunities Fund (b)	83,602,226	1,372,748,557
Fidelity Series Large Cap Stock Fund (b)	81,409,409	1,219,512,946
Fidelity Series Large Cap Value Index Fund (b)	27,013,726	348,206,931
Fidelity Series Opportunistic Insights Fund (b)	33,966,774	628,724,987
Fidelity Series Small Cap Discovery Fund (b)	14,742,584	163,347,834
Fidelity Series Small Cap Opportunities Fund (b)	36,493,050	508,713,119
Fidelity Series Stock Selector Large Cap Value Fund (b)	76,299,478	939,246,572
Fidelity Series Value Discovery Fund (b)	51,879,282	666,129,975
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,898,011,696)		8,313,025,116

International Equity Funds - 32.8%
Fidelity Series Canada Fund (b)	13,327,074	145,531,646
Fidelity Series Emerging Markets Fund (b)	15,188,069	145,957,346
Fidelity Series Emerging Markets Opportunities Fund (b)	68,650,813	1,310,544,027
Fidelity Series International Growth Fund (b)	83,127,791	1,353,320,430
Fidelity Series International Small Cap Fund (b)	18,670,492	303,022,085
Fidelity Series International Value Fund (b)	131,927,283	1,270,459,734
Fidelity Series Overseas Fund (b)	4,687,756	47,065,075
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,960,363,647)		4,575,900,343

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	8,938,611	86,972,682
Fidelity Series Floating Rate High Income Fund (b)	1,828,547	17,005,484
Fidelity Series High Income Fund (b)	10,920,561	103,963,743
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,149,189	41,533,383
Fidelity Series International Credit Fund (b)	607,856	6,194,056
Fidelity Series Investment Grade Bond Fund (b)	10,334,756	118,126,262
Fidelity Series Long-Term Treasury Bond Index Fund (b)	47,835,051	445,344,324
Fidelity Series Real Estate Income Fund (b)	5,717,617	63,408,378
TOTAL BOND FUNDS
(Cost $840,193,105)		882,548,312

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	30,970,384	30,976,578
Fidelity Series Government Money Market Fund 2.44% (b)(d)	151,774,440	151,774,440
Fidelity Series Short-Term Credit Fund (b)	2,431,965	24,441,246
TOTAL SHORT-TERM FUNDS
(Cost $206,923,626)		207,192,264
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,910,026,174)		13,983,200,575
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,133,075)
NET ASSETS - 100%		$13,976,067,500

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	428	Sept. 2019	$41,158,620	$7,903	$7,903
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	Sept. 2019	210,680	7,731	7,731
TOTAL FUTURES CONTRACTS					$15,634

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,534,540.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156,943
Total	$156,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$342,759,111	$6,615,964	$37,125,029	$--	$(8,462,010)	$21,574,173	$325,362,209
Fidelity Series Blue Chip Growth Fund	609,617,828	11,759,516	71,101,663	--	(547,750)	19,012,435	568,740,366
Fidelity Series Canada Fund	131,549,368	10,452,945	4,452,366	--	(3,169)	7,984,868	145,531,646
Fidelity Series Commodity Strategy Fund	343,713,396	99,095,972	13,650,740	--	(4,543,322)	(616,437)	423,998,869
Fidelity Series Emerging Markets Debt Fund	86,506,877	3,409,203	4,215,526	1,284,939	(188,434)	1,460,562	86,972,682
Fidelity Series Emerging Markets Fund	134,858,698	17,691,378	4,456,675	--	28,837	(2,164,892)	145,957,346
Fidelity Series Emerging Markets Opportunities Fund	1,260,766,325	51,351,631	40,077,866	--	(2,693,441)	41,197,378	1,310,544,027
Fidelity Series Floating Rate High Income Fund	17,147,554	708,665	903,327	253,468	(25,540)	78,132	17,005,484
Fidelity Series Government Money Market Fund 2.44%	99,322,094	64,188,044	11,735,698	671,128	--	--	151,774,440
Fidelity Series Growth Company Fund	1,229,628,037	23,799,689	133,359,959	--	(1,075,322)	29,300,306	1,148,292,751
Fidelity Series High Income Fund	146,721,391	3,610,676	47,842,211	1,667,760	(1,239,073)	2,712,960	103,963,743
Fidelity Series Inflation-Protected Bond Index Fund	40,175,190	1,791,457	1,365,074	41,402	11,877	919,933	41,533,383
Fidelity Series International Credit Fund	5,970,961	40,450	--	40,450	--	145,036	6,194,056
Fidelity Series International Growth Fund	1,289,865,390	27,448,965	55,366,028	--	(949,725)	92,321,828	1,353,320,430
Fidelity Series International Small Cap Fund	298,008,728	6,517,863	14,785,921	--	(780,496)	14,061,911	303,022,085
Fidelity Series International Value Fund	1,206,453,222	65,911,750	46,697,841	--	(2,660,848)	47,453,451	1,270,459,734
Fidelity Series Intrinsic Opportunities Fund	1,389,389,164	32,880,641	47,530,336	--	(4,462,436)	2,471,524	1,372,748,557
Fidelity Series Investment Grade Bond Fund	83,636,826	32,853,995	797,394	820,537	11,124	2,421,711	118,126,262
Fidelity Series Large Cap Stock Fund	1,237,134,113	34,031,557	79,472,996	8,223,600	(1,356,110)	29,176,382	1,219,512,946
Fidelity Series Large Cap Value Index Fund	348,639,288	7,676,548	21,506,893	--	340,767	13,057,221	348,206,931
Fidelity Series Long-Term Treasury Bond Index Fund	493,870,168	15,964,189	88,572,823	3,368,234	3,910,897	20,171,893	445,344,324
Fidelity Series Opportunistic Insights Fund	636,667,857	13,032,307	56,922,642	--	1,233,617	34,713,848	628,724,987
Fidelity Series Overseas Fund	--	46,906,474	--	--	--	158,601	47,065,075
Fidelity Series Real Estate Income Fund	62,889,620	2,322,918	2,830,429	896,836	(8,035)	1,034,304	63,408,378
Fidelity Series Short-Term Credit Fund	27,367,758	683,550	3,808,430	176,511	3,162	195,206	24,441,246
Fidelity Series Small Cap Discovery Fund	160,041,128	9,326,520	5,596,819	3,570,766	(276,429)	(146,566)	163,347,834
Fidelity Series Small Cap Opportunities Fund	504,022,058	11,265,128	24,280,078	--	(732,173)	18,438,184	508,713,119
Fidelity Series Stock Selector Large Cap Value Fund	945,203,894	19,676,785	65,916,039	--	(579,863)	40,861,795	939,246,572
Fidelity Series Value Discovery Fund	662,160,913	14,837,280	29,257,112	--	(302,007)	18,690,901	666,129,975
	$13,794,086,957	$635,852,060	$913,627,915	$21,015,631	$(25,345,902)	$456,686,648	$13,947,689,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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